Expected Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2013	$ 363.0
Expected future benefit payments, 2014	362.2
Expected future benefit payments, 2015	361.7
Expected future benefit payments, 2016	361.9
Expected future benefit payments, 2017	362.2
Expected future benefit payments, 2018 - 2022	1,800.6
International Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2013	105.8
Expected future benefit payments, 2014	103.7
Expected future benefit payments, 2015	106.8
Expected future benefit payments, 2016	110.1
Expected future benefit payments, 2017	113.1
Expected future benefit payments, 2018 - 2022	607.9
Other Postretirement Benefit Plans
Schedule of Pension Expected Future Benefit Payments [Line Items]
Expected future benefit payments, 2013	24.6
Expected future benefit payments, 2014	21.9
Expected future benefit payments, 2015	21.6
Expected future benefit payments, 2016	20.7
Expected future benefit payments, 2017	19.8
Expected future benefit payments, 2018 - 2022	60.6
Gross Medicare Part D Receipts, 2013	2.0
Gross Medicare Part D Receipts, 2014	1.9
Gross Medicare Part D Receipts, 2015	1.7
Gross Medicare Part D Receipts, 2016	1.6
Gross Medicare Part D Receipts, 2017	1.4
Gross Medicare Part D Receipts, 2018 - 2022	$ 3.8